VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Denmark: 5.0%
Novo Nordisk A/S (ADR)	119,531	$19,343,702
France: 5.1%
Sanofi (ADR)	370,081	19,947,366
Israel: 4.3%
Teva Pharmaceutical Industries Ltd. (ADR) *	2,198,278	16,553,033
Japan: 4.2%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,051,546	16,519,788
Switzerland: 4.9%
Novartis AG (ADR) †	190,857	19,259,380
United Kingdom: 13.7%
AstraZeneca Plc (ADR)	256,435	18,353,053
GSK Plc (ADR)	492,413	17,549,599
Haleon Plc (ADR) †	2,081,101	17,439,626
		53,342,278
United States: 62.5%
AbbVie, Inc.	137,725	18,555,689
AmerisourceBergen Corp.	97,475	18,757,114
Bausch Health Cos, Inc. *	610,556	4,884,448
Bristol-Myers Squibb Co.	288,977	18,480,079
Catalent, Inc. *	227,706	9,873,332
Elanco Animal Health, Inc. *	655,005	6,589,350
Eli Lilly & Co.	43,152	20,237,425

	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	111,627	$13,838,399
Johnson & Johnson	118,591	19,629,182
McKesson Corp.	43,989	18,796,940
Merck & Co., Inc.	173,089	19,972,740
Organon & Co.	394,793	8,215,643
Patterson Companies, Inc.	151,236	5,030,110
Perrigo Co. Plc	215,363	7,311,574
Pfizer, Inc.	484,181	17,759,759
Viatris, Inc.	1,745,289	17,417,984
Zoetis, Inc.	103,600	17,840,956
		243,190,724
Total Common Stocks (Cost: $425,140,616)		388,156,271

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.7%
Money Market Fund: 6.7% (Cost: $26,194,370)
State Street Navigator Securities Lending Government Money Market Portfolio	26,194,370	26,194,370
Total Investments: 106.4% (Cost: $451,334,986)		414,350,641
Liabilities in excess of other assets: (6.4)%		(25,087,871)
NET ASSETS: 100.0%		$389,262,770

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $43,181,789.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Pharmaceuticals	79.7%	$309,576,792
Health Care Distributors	11.0	42,584,163
Biotechnology	4.8	18,555,689
Personal Care Products	4.5	17,439,627
	100.0%	$388,156,271
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